Business Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Acquisitions	Business Acquisitions
6 River Systems, Inc.

On October 17, 2019, the Company completed the acquisition of 6RS, a company based in Waltham, Massachusetts, United States, that provides collaborative warehouse fulfillment solutions. The Company acquired 100 percent of the outstanding shares of 6RS in exchange for cash consideration of $261,194, and $132,510 in Shopify Class A Subordinate Voting Shares. In connection with the transaction, a further $64,074 in restricted shares and stock options were issued and are being accounted for as stock-based compensation as they are related to post-combination services. The transaction was accounted for as a business combination. The operations of 6RS have been consolidated into the Company’s results as of the acquisition date.
The following table summarizes the final purchase price allocation of the 6RS assets acquired and liabilities assumed at the acquisition date:

Amount $
Net tangible assets and liabilities:
Cash	8,158
Trade and other receivables, net	2,038
Other current assets	4,394
Property and equipment, net	3,551
Accounts payable and accrued liabilities	(4,056)
Current and long-term deferred revenue	(8,901)
Estimated fair value of identifiable intangible assets:
Acquired technology	142,500
Customer relationships	7,600
Net deferred tax liability on acquired intangibles	(26,107)

Goodwill	264,527
Total purchase price	393,704

The acquired technology was valued at $142,500 using a discounted cash flow methodology and customer relationships were valued at $7,600 using a cost approach, and are being amortized over 9 and 5 years, respectively. Goodwill from the 6RS acquisition is primarily attributable to the expected synergies that will result from integrating the 6RS collaborative robot technology with Shopify Fulfillment Network, and the acquisition of the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes. The deferred tax liability relates to the taxable temporary difference on the acquired intangible assets.